Fixed Assets	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Fixed Assets
FIXED ASSETS

(dollars in millions)	Estimated Useful Lives	2016	2015
Land		$392	$384
Buildings and improvements	12-40 years	5,180	5,030
Machinery, tools and equipment	3-20 years	12,471	11,717
Other, including assets under construction		1,426	1,363
		19,469	18,494
Accumulated depreciation		(10,311)	(9,762)
		$9,158	$8,732

Depreciation expense was $1,105 million in 2016, $1,068 million in 2015 and $1,043 million in 2014.